Document and Entity Information	0 Months Ended
Jan. 09, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 09, 2015
Registrant Name	Westchester Capital Funds
Central Index Key	0001572617
Amendment Flag	false
Document Creation Date	Jan. 09, 2015
Document Effective Date	Jan. 09, 2015
Prospectus Date	Dec. 11, 2013
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Investor Class Shares
Risk/Return:
Trading Symbol	WCERX
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	WCEIX